Write-Downs of Long-Lived Assets - Long-Lived Assets and Liabilities Associated With Those Assets Classified as Held for Sale (Detail) - Discontinued Operations, Held-for-sale - Real estate properties and transportation equipment - JPY (¥)
¥ in Millions
	Dec. 31, 2022	Mar. 31, 2022
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 13,359	¥ 35,061
Property under facility operations	8	8,376
Office facilities	0	1,375
Other assets	0	1,556
Other liabilities	¥ 0	¥ 1,761